Operating Lease (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block [Abstract]
Schedule of maturity of operating lease liabilities
2021	$38,299
2022	38,298
Thereafter	-
Total	76,597
Less: imputed interest	3,574
Total lease liabilities	$73,023